Financial Instruments - Summary of Detailed Information About Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Net foreign exchange gain (loss)	$ (4)	$ (4)
Purchase contracts [member] | Currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity, start	2026-01
Maturity, end	2027-09
Sales contracts [member] | Currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Maturity, start	2026-01
Maturity, end	2027-01
USD | Purchase contracts [member] | Currency risk [member] | Notional [member]
Disclosure of detailed information about hedging instruments [line items]
Net foreign exchange gain (loss)	$ 62
USD | Sales contracts [member] | Currency risk [member] | Notional [member]
Disclosure of detailed information about hedging instruments [line items]
Net foreign exchange gain (loss)	$ (67)